Organization and Nature of Operations	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Happiness Biotech Group Limited ("Happiness Biotech" or "the Company") is a holding company incorporated on February 13, 2018 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Happiness Biotech Group Limited ("Happiness Hong Kong"). Happiness Hong Kong is a holding company of all of the equity or ownership of Happiness (Nanping) Biotech Co., Ltd ("Happiness Nanping"). Happiness Nanping is a holding company of all of the equity or ownership of Fujian Happiness Biotech Co., Ltd ("Fujian Happiness") a limited liability company established under the laws of the People's Republic of China ("PRC") on November 19, 2004. Fujian Happiness holds all of the equity or ownership of Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness").Through Fujian Happiness and Shunchang Happiness, the Company is a biotech company that specializes in research, development, production and selling of nutraceutical and dietary supplements made of Lucidum spore powder and others mainly in China.

Reorganization

A Reorganization of the legal structure was completed in August 2018.The Reorganization involved the incorporation of Happiness Biotech Group Limited, a Cayman Islands holding company; Happiness Biology Technology Group Limited, a holding company established in Hong Kong, PRC; Happiness (Nanping) Biotech Co., Ltd, a holding company established in Fujian, PRC; and the transfer of 100% ownership of Fujian Happiness from the former shareholders to Happiness Nanping. Happiness Biotech, Happiness Hong Kong and Happiness Nanping are all holding companies and had not commenced operation till August 21, 2018.

Prior to the reorganization, Mr. Wang Xuezhu, Chief Executive Officer owns 47.7% ownership of Fujian Happiness. On August 21, 2018, Mr. Wang Xuezhu and other shareholders of Fujian Happiness transferred their 100% ownership interests in Fujian Happiness to Happiness Nanping, which is 100% owned by Happiness Hong Kong. After the reorganization, Happiness Biotech owns 100% equity interests of Fujian Happiness. Mr. Wang Xuezhu, who owns 52.37% ownership of Happiness Biotech, is the ultimate controlling shareholder ("the Controlling Shareholder") of the Company.

Since the Company is effectively controlled by the same Controlling Shareholder before and after the reorganization, it is considered under common control. Therefore the above mentioned transactions were accounted for as a recapitalization. The reorganization has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 100,000,000 ordinary shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares at their par value of $111.55. Currently, the Company has 23,000,000 ordinary shares issued and outstanding. The Company has retrospectively reflected the stock subdivision and cancellation in all periods presented in these financial statements.

During the reporting periods, the Company has three operating subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities
Fujian Happiness Biotech Co., Ltd ("Fujian Happiness")	Incorporated on November 19, 2004	PRC	RMB 25,755,000	100% by Happiness Nanping	Research, development, production and selling of nutraceutical and dietary supplements
Shunchang Happiness Nutraceutical Co., Ltd ("Shunchang Happiness")	Incorporated on May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Shunchang Xinxin Agricultural Technology Co., Ltd ("Xinxin Agricultural")*	Incorporated on January 4, 2015	PRC	RMB 2,000,000	100% by Fujian Happiness	Research and development of agricultural products

* Xinxin Agricultural was cancelled on June 28, 2017.